Significant accounting judgements estimates and assumptions - Schedule of assumptions used In sensitivity analysis for CGU's (Detail)		Dec. 31, 2025 MMBTU bbl		Dec. 31, 2024 MMBTU bbl	Dec. 31, 2023 bbl	Dec. 13, 2023 bbl	Apr. 19, 2023 MMBTU bbl
Mexico [Member]
Disclosure of information for cash-generating units [line items]
Discount rates (post-tax)		0.00%	[1]	7.40%			6.00%
Discount rates (before taxes)		0	[1]	8.3			8.2
Natural gas - local prices (USD/MMBTU) | MMBTU		0	[1]	4			3.3
LPG - local prices (USD/tn)		0	[1]	0			0
Argentina [Member]
Disclosure of information for cash-generating units [line items]
Discount rates (post-tax)		9.30%		9.90%			12.90%
Discount rates (before taxes)		19.3		18.2			21.9
Natural gas - local prices (USD/MMBTU) | MMBTU		2.7		3			2.8
LPG - local prices (USD/tn)		324.9		301.8			296.3
Year 2024 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	0	[1]	0			73.4
Year 2024 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	0		0			82.4
Year 2025 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	0	[1]	60.7			70.9
Year 2025 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	0		73.3			79
Year 2026 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	0	[1]	61.6			64.5
Year 2026 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	61.5		70.7			72.6
Year 2027 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	0	[1]	62.9	61.3
Year 2027 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	64		67.3	66.4
Year 2028 [Member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	0	[1]	61.4		61.3
Year 2028 [Member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	65.3		67.4		66.4
As from 2029 [member] | Mexico [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	0	[1]	61.4			61.3
As from 2029 [member] | Argentina [Member]
Disclosure of information for cash-generating units [line items]
Crude oil-Brent (USD/bbl.)	[2]	63.4		67.4			66.4

[1]	See Note 1.1.
[2]	The prices correspond to Brent and Maya, for Argentina and Mexico, respectively.